Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	8,938	$ 2,701,063
General Electric Co.	27,191	5,127,679
		7,828,742
Banks - 1.2%
JPMorgan Chase & Co.	51,702	10,901,884
Beverages - 1.0%
Constellation Brands, Inc., Class A	18,676	4,812,619
Monster Beverage Corp. (A)	90,595	4,726,341
		9,538,960
Biotechnology - 1.9%
AbbVie, Inc.	36,408	7,189,852
Amgen, Inc.	19,196	6,185,143
Vertex Pharmaceuticals, Inc. (A)	10,976	5,104,718
		18,479,713
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	126,075	23,491,555
Building Products - 0.6%
Trane Technologies PLC	15,477	6,016,374
Capital Markets - 2.2%
Charles Schwab Corp.	27,383	1,774,692
CME Group, Inc.	22,693	5,007,210
Goldman Sachs Group, Inc.	3,802	1,882,408
Intercontinental Exchange, Inc.	23,093	3,709,660
Moody's Corp.	4,018	1,906,903
Morgan Stanley	64,855	6,760,485
		21,041,358
Chemicals - 0.4%
Corteva, Inc.	62,353	3,665,733
Communications Equipment - 0.3%
Motorola Solutions, Inc.	6,481	2,914,052
Consumer Finance - 1.6%
American Express Co.	56,242	15,252,830
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	5,728	5,077,987
Sysco Corp.	60,805	4,746,438
		9,824,425
Electric Utilities - 0.3%
American Electric Power Co., Inc.	28,735	2,948,211
Electrical Equipment - 0.3%
Eaton Corp. PLC	7,694	2,550,099
Energy Equipment & Services - 0.2%
Schlumberger NV	49,316	2,068,806
Entertainment - 1.1%
Netflix, Inc. (A)	6,560	4,652,811
Walt Disney Co.	60,772	5,845,659
		10,498,470
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 2.2%
Mastercard, Inc., Class A	42,453	$ 20,963,291
Ground Transportation - 0.5%
Uber Technologies, Inc. (A)	67,357	5,062,552
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	29,317	3,342,431
Stryker Corp.	15,893	5,741,505
		9,083,936
Health Care Providers & Services - 2.3%
HCA Healthcare, Inc.	11,550	4,694,266
UnitedHealth Group, Inc.	29,541	17,272,032
		21,966,298
Hotels, Restaurants & Leisure - 3.3%
Booking Holdings, Inc.	2,111	8,891,785
Chipotle Mexican Grill, Inc. (A)	69,429	4,000,499
Hilton Worldwide Holdings, Inc.	34,919	8,048,830
McDonald's Corp.	34,818	10,602,429
		31,543,543
Household Products - 0.6%
Procter & Gamble Co.	34,630	5,997,916
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	35,714	7,382,441
Industrial REITs - 0.3%
Prologis, Inc.	24,423	3,084,137
Insurance - 2.2%
Marsh & McLennan Cos., Inc.	20,572	4,589,408
Progressive Corp.	62,379	15,829,295
		20,418,703
Interactive Media & Services - 5.0%
Alphabet, Inc., Class C	151,476	25,325,272
Meta Platforms, Inc., Class A	38,195	21,864,346
		47,189,618
IT Services - 0.8%
Accenture PLC, Class A	21,609	7,638,349
Life Sciences Tools & Services - 0.9%
Danaher Corp.	11,448	3,182,773
Thermo Fisher Scientific, Inc.	8,768	5,423,622
		8,606,395
Machinery - 0.5%
Deere & Co.	10,258	4,280,971
Multi-Utilities - 0.2%
Sempra	17,119	1,431,662
Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp.	34,093	5,020,876
ConocoPhillips	46,201	4,864,041
		9,884,917
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.8%
Eli Lilly & Co.	12,786	$ 11,327,629
Merck & Co., Inc.	23,373	2,654,238
Zoetis, Inc.	17,263	3,372,845
		17,354,712
Professional Services - 0.7%
Automatic Data Processing, Inc.	24,468	6,771,030
Semiconductors & Semiconductor Equipment - 7.7%
Broadcom, Inc.	50,382	8,690,895
KLA Corp.	8,679	6,721,104
Lam Research Corp.	10,244	8,359,924
NVIDIA Corp.	373,926	45,409,574
Texas Instruments, Inc.	21,190	4,377,218
		73,558,715
Software - 7.6%
Adobe, Inc. (A)	7,127	3,690,218
Cadence Design Systems, Inc. (A)	7,951	2,154,959
Intuit, Inc.	7,856	4,878,576
Microsoft Corp.	121,349	52,216,475
Oracle Corp.	40,065	6,827,076
ServiceNow, Inc. (A)	3,102	2,774,398
		72,541,702
Specialty Retail - 1.4%
Home Depot, Inc.	17,509	7,094,647
TJX Cos., Inc.	51,792	6,087,632
		13,182,279
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	141,965	33,077,845
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	59,265	5,239,026
Total Common Stocks (Cost $340,087,213)		573,281,250

	Principal	Value
CORPORATE DEBT SECURITIES - 11.7%
Aerospace & Defense - 0.8%
BAE Systems PLC
5.13%, 03/26/2029 (B)	$ 386,000	396,950
5.25%, 03/26/2031 (B)	200,000	207,736
5.30%, 03/26/2034 (B)	562,000	583,581
Boeing Co.
5.15%, 05/01/2030	1,300,000	1,302,308
6.30%, 05/01/2029 (B)	706,000	742,387
6.39%, 05/01/2031 (B)	784,000	833,113
6.53%, 05/01/2034 (B)	755,000	810,428
6.86%, 05/01/2054 (B)	331,000	363,124
7.01%, 05/01/2064 (B)	397,000	436,868
TransDigm, Inc.
6.38%, 03/01/2029 (B)	253,000	261,394
6.63%, 03/01/2032 (B)	1,140,000	1,187,670
		7,125,559
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobile Components - 0.0% (C)
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	$ 413,000	$ 414,428
Automobiles - 0.3%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029	830,000	843,351
6.13%, 03/08/2034	645,000	652,613
7.12%, 11/07/2033	474,000	512,102
7.20%, 06/10/2030	231,000	248,708
7.35%, 03/06/2030	234,000	253,281
		2,510,055
Banks - 2.1%
Bank of America Corp.
Fixed until 09/15/2033, 5.87% (D), 09/15/2034	799,000	861,073
Bank of New York Mellon Corp.
Fixed until 10/25/2033, 6.47% (D), 10/25/2034	904,000	1,020,669
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (D), 01/20/2028 (B)	616,000	591,116
Fixed until 01/09/2029, 5.18% (D), 01/09/2030 (B)	616,000	631,662
Citigroup, Inc.
Fixed until 02/13/2034, 5.83% (D), 02/13/2035	2,098,000	2,188,407
Fixed until 05/15/2025, 5.95% (D), 05/15/2025 (E)	496,000	497,000
Fifth Third Bancorp
Fixed until 01/29/2031, 5.63% (D), 01/29/2032	241,000	251,580
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	414,000	424,318
Fixed until 07/24/2028, 5.30% (D), 07/24/2029	912,000	943,183
Fixed until 10/23/2028, 6.09% (D), 10/23/2029	917,000	977,004
Fixed until 10/23/2033, 6.25% (D), 10/23/2034	786,000	872,949
Morgan Stanley
Fixed until 01/21/2032, 2.94% (D), 01/21/2033	676,000	603,309
Fixed until 01/24/2028, 3.77% (D), 01/24/2029	90,000	88,470
4.35%, 09/08/2026	79,000	79,179
Fixed until 07/19/2029, 5.04% (D), 07/19/2030	563,000	578,357
Fixed until 04/20/2028, 5.16% (D), 04/20/2029	850,000	872,831
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	968,000	1,003,495
Fixed until 07/21/2033, 5.42% (D), 07/21/2034	774,000	806,300
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,103,000	980,296
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
Fixed until 07/23/2034, 5.40% (D), 07/23/2035	$ 1,431,000	$ 1,490,728
Fixed until 10/20/2033, 6.88% (D), 10/20/2034	950,000	1,086,696
Sumitomo Mitsui Financial Group, Inc.
5.85%, 07/13/2030	358,000	382,551
Truist Financial Corp.
Fixed until 01/24/2029, 5.44% (D), 01/24/2030	381,000	394,117
Fixed until 01/24/2034, 5.71% (D), 01/24/2035	313,000	329,442
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (D), 11/03/2036	857,000	722,658
Fixed until 01/23/2029, 5.38% (D), 01/23/2030	799,000	829,219
		19,506,609
Biotechnology - 0.1%
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	566,002
Capital Markets - 0.1%
Blackstone Private Credit Fund
7.30%, 11/27/2028 (B)	604,000	642,458
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	110,852
7.95%, 06/13/2028	371,000	396,277
		1,149,587
Chemicals - 0.2%
Celanese U.S. Holdings LLC
6.55%, 11/15/2030	967,000	1,041,636
6.70%, 11/15/2033 (F)	943,000	1,030,796
		2,072,432
Communications Equipment - 0.0% (C)
AT&T, Inc.
3.65%, 09/15/2059	109,000	78,990
Containers & Packaging - 0.1%
Berry Global, Inc.
5.80%, 06/15/2031 (B)	1,309,000	1,361,294
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	802,000	848,572
Diversified Consumer Services - 0.1%
Nationwide Building Society
5.13%, 07/29/2029 (B)	1,005,000	1,034,396
Diversified REITs - 0.3%
American Tower Trust #1
5.49%, 03/15/2053 (B)	1,406,000	1,432,755
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	74,278
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc. (continued)
5.38%, 04/15/2026	$ 333,000	$ 334,343
5.63%, 09/15/2034	1,220,000	1,245,858
		3,087,234
Electric Utilities - 0.8%
American Electric Power Co., Inc.
5.63%, 03/01/2033 (F)	893,000	941,357
Duke Energy Corp.
5.45%, 06/15/2034	1,332,000	1,388,694
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	642,000	554,102
Electricite de France SA
5.70%, 05/23/2028 (B)	421,000	438,107
Exelon Corp.
5.45%, 03/15/2034	679,000	711,493
Georgia Power Co.
4.95%, 05/17/2033	713,000	732,314
5.25%, 03/15/2034	599,000	627,263
National Grid PLC
5.81%, 06/12/2033	672,000	718,736
Xcel Energy, Inc.
5.45%, 08/15/2033	1,551,000	1,607,568
		7,719,634
Electrical Equipment - 0.1%
WESCO Distribution, Inc.
6.38%, 03/15/2029 (B)	483,000	499,095
6.63%, 03/15/2032 (B)	611,000	636,406
		1,135,501
Electronic Equipment, Instruments & Components - 0.1%
Trimble, Inc.
4.90%, 06/15/2028	314,000	318,434
6.10%, 03/15/2033	195,000	210,274
		528,708
Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 09/10/2029	488,000	487,914
4.95%, 09/10/2034	398,000	395,043
Blue Owl Finance LLC
6.25%, 04/18/2034 (B)	1,556,000	1,628,055
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (D), 02/01/2030 (F)	214,000	221,471
Fixed until 07/26/2034, 5.88% (D), 07/26/2035	944,000	987,008
Fixed until 06/08/2028, 6.31% (D), 06/08/2029	388,000	408,501
Fixed until 10/30/2030, 7.62% (D), 10/30/2031	726,000	824,953
Discover Financial Services
Fixed until 11/02/2033, 7.96% (D), 11/02/2034	1,157,000	1,358,295
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031 (B)	$ 947,000	$ 1,003,340
LPL Holdings, Inc.
6.00%, 05/20/2034	787,000	819,621
6.75%, 11/17/2028	1,261,000	1,353,959
Nasdaq, Inc.
5.55%, 02/15/2034	1,295,000	1,364,838
		10,852,998
Food Products - 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.50%, 02/15/2028 (B)	592,000	602,784
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.63%, 01/15/2032	500,000	457,230
Pilgrim's Pride Corp.
6.25%, 07/01/2033	953,000	1,012,291
		2,072,305
Health Care Equipment & Supplies - 0.4%
Solventum Corp.
5.45%, 03/13/2031 (B)	1,292,000	1,331,055
5.60%, 03/23/2034 (B)	1,703,000	1,762,003
6.00%, 05/15/2064 (B)	597,000	615,505
		3,708,563
Health Care Providers & Services - 1.2%
Centene Corp.
2.45%, 07/15/2028	919,000	846,541
3.00%, 10/15/2030	491,000	440,143
HCA, Inc.
3.63%, 03/15/2032	450,000	415,767
5.45%, 04/01/2031	430,000	447,708
5.50%, 06/01/2033	747,000	775,071
5.60%, 04/01/2034	690,000	718,357
5.63%, 09/01/2028	264,000	274,004
5.88%, 02/01/2029	175,000	183,321
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	510,000	453,157
5.20%, 06/15/2029 (B)	575,000	592,595
5.45%, 06/15/2034 (B)	1,297,000	1,347,239
5.88%, 06/15/2054 (B)	1,067,000	1,126,365
Humana, Inc.
5.75%, 04/15/2054 (F)	563,000	575,561
5.88%, 03/01/2033	220,000	233,422
5.95%, 03/15/2034	367,000	392,441
UnitedHealth Group, Inc.
5.15%, 07/15/2034	522,000	544,115
5.63%, 07/15/2054	854,000	915,155
5.75%, 07/15/2064	690,000	743,956
Universal Health Services, Inc.
2.65%, 10/15/2030	163,000	145,285
		11,170,203
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (B)	$ 492,000	$ 499,207
Insurance - 0.6%
Aon North America, Inc.
5.30%, 03/01/2031	941,000	982,080
5.45%, 03/01/2034	1,584,000	1,661,376
Arthur J Gallagher & Co.
5.45%, 07/15/2034	823,000	856,737
6.50%, 02/15/2034	427,000	476,246
Athene Global Funding
2.65%, 10/04/2031 (B)	712,000	610,617
2.72%, 01/07/2029 (B)	800,000	738,703
Brown & Brown, Inc.
4.95%, 03/17/2052	845,000	772,381
		6,098,140
Internet & Catalog Retail - 0.1%
Meta Platforms, Inc.
4.75%, 08/15/2034	722,000	736,157
IT Services - 0.1%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	932,000	994,601
Machinery - 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028	693,000	720,182
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.50%, 04/01/2063	605,000	492,379
6.65%, 02/01/2034	1,852,000	1,938,133
		2,430,512
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc.
5.65%, 04/15/2034 (B)	888,000	918,871
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	212,000	224,372
6.04%, 11/15/2033 (B)	510,000	543,702
6.50%, 08/15/2043 (B)	103,000	114,796
6.54%, 11/15/2053 (B)	532,000	598,553
DT Midstream, Inc.
4.30%, 04/15/2032 (B)	288,000	269,713
4.38%, 06/15/2031 (B)	635,000	601,026
Energy Transfer LP
4.95%, 06/15/2028	78,000	79,206
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	460,000	455,011
Occidental Petroleum Corp.
5.20%, 08/01/2029	371,000	377,630
5.38%, 01/01/2032	852,000	864,302
5.55%, 10/01/2034	778,000	790,442
6.13%, 01/01/2031	534,000	563,632
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.63%, 09/01/2030	$ 296,000	$ 319,333
8.88%, 07/15/2030	420,000	496,513
Sunoco LP
7.00%, 05/01/2029 (B)	908,000	948,752
7.25%, 05/01/2032 (B)	512,000	542,739
Viper Energy, Inc.
7.38%, 11/01/2031 (B)	835,000	880,760
		9,589,353
Pharmaceuticals - 0.2%
AbbVie, Inc.
5.40%, 03/15/2054	337,000	356,865
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (B)	653,000	673,185
7.88%, 05/15/2034 (B)(F)	869,000	920,702
		1,950,752
Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.95%, 08/15/2034	1,245,000	1,336,007
CoStar Group, Inc.
2.80%, 07/15/2030 (B)	497,000	447,395
		1,783,402
Residential REITs - 0.1%
Sun Communities Operating LP
2.70%, 07/15/2031	898,000	784,621
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
4.35%, 02/15/2030 (G)	639,000	637,543
5.05%, 07/12/2029	883,000	909,213
5.15%, 11/15/2031	563,000	583,657
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	1,149,000	1,169,482
Intel Corp.
2.45%, 11/15/2029	244,000	219,484
5.13%, 02/10/2030	325,000	331,863
Marvell Technology, Inc.
4.88%, 06/22/2028	378,000	381,515
		4,232,757
Software - 0.4%
Cadence Design Systems, Inc.
4.30%, 09/10/2029	450,000	451,204
4.70%, 09/10/2034	540,000	542,808
Constellation Software, Inc.
5.16%, 02/16/2029 (B)	256,000	263,785
5.46%, 02/16/2034 (B)	744,000	777,177
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	931,140
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
MSCI, Inc. (continued)
3.88%, 02/15/2031 (B)	$ 962,000	$ 910,935
4.00%, 11/15/2029 (B)	184,000	178,573
		4,055,622
Total Corporate Debt Securities (Cost $108,062,530)		110,818,376
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
BAMLL Re-REMICS Trust
1.51% (D), 11/27/2048 (B)	155,000	140,877
1.61% (D), 11/27/2048 (B)	130,000	119,761
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 05/01/2052	9,322,925	8,272,283
3.00%, 05/01/2031 - 03/01/2052	1,347,866	1,282,510
3.50%, 07/01/2046 - 06/01/2052	804,198	763,067
4.00%, 03/01/2047 - 03/01/2050	1,092,472	1,063,486
4.50%, 03/01/2048 - 03/01/2052	1,552,042	1,536,341
5.00%, 09/01/2048 - 05/01/2054	2,136,270	2,158,530
5.50%, 09/01/2052 - 04/01/2054	1,796,571	1,851,267
6.00%, 04/01/2040 - 04/01/2054	4,484,418	4,648,114
6.50%, 11/01/2053	652,775	691,665
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%,
6.13% (D), 11/25/2041 (B)	260,992	260,753
1-Month SOFR Average + 0.95%,
6.23% (D), 12/25/2041 (B)	679,181	677,047
1-Month SOFR Average + 1.20%,
6.48% (D), 05/25/2044 (B)	505,389	505,330
1-Month SOFR Average + 1.30%,
6.58% (D), 02/25/2042 (B)	107,296	107,509
1-Month SOFR Average + 1.50%,
6.78% (D), 10/25/2041 (B)	192,864	193,919
1-Month SOFR Average + 1.85%,
7.13% (D), 11/25/2043 (B)	346,731	349,431
1-Month SOFR Average + 2.00%,
7.28% (D), 04/25/2042 - 06/25/2043 (B)	164,930	166,720
1-Month SOFR Average + 2.10%,
7.36% (D), 04/25/2043 (B)	215,760	219,039
7.38% (D), 09/25/2041 - 03/25/2042 (B)	408,332	411,292
1-Month SOFR Average + 2.30%,
7.58% (D), 08/25/2042 (B)	201,617	206,358
1-Month SOFR Average + 2.35%,
7.63% (D), 12/25/2041 (B)	258,132	261,395
Federal National Mortgage Association
2.00%, 07/01/2051	217,339	180,829
2.50%, 11/01/2034 - 03/01/2062	17,994,492	15,729,328
3.00%, 10/01/2034 - 06/01/2057	5,846,803	5,316,123
3.50%, 08/01/2047 - 08/01/2056	5,926,078	5,609,421
4.00%, 05/01/2045 - 05/01/2052	1,011,112	986,070
4.50%, 11/01/2042 - 08/01/2053	3,097,730	3,063,977
5.00%, 07/01/2044 - 07/01/2054	2,726,855	2,743,372
5.50%, 06/01/2053 - 03/01/2054	6,520,239	6,685,616
6.00%, 02/01/2037 - 05/01/2054	2,572,618	2,683,727
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.00%,
6.28% (D), 07/25/2044 (B)	$ 261,836	$ 261,837
1-Month SOFR Average + 1.05%,
6.33% (D), 01/25/2044 (B)	364,499	364,701
1-Month SOFR Average + 1.10%,
6.38% (D), 05/25/2044 (B)	347,617	347,616
1-Month SOFR Average + 1.15%,
6.41% (D), 03/25/2044 (B)	231,567	231,653
1-Month SOFR Average + 1.50%,
6.78% (D), 10/25/2043 (B)	380,364	381,449
1-Month SOFR Average + 1.65%,
6.93% (D), 12/25/2041 (B)	464,000	467,321
1-Month SOFR Average + 1.70%,
6.98% (D), 07/25/2043 (B)	411,423	412,948
1-Month SOFR Average + 1.90%,
7.18% (D), 04/25/2042 (B)	269,234	270,850
1-Month SOFR Average + 2.00%,
7.28% (D), 11/25/2041 (B)	1,446,000	1,451,423
1-Month SOFR Average + 2.30%,
7.56% (D), 05/25/2043 (B)	489,666	501,655
1-Month SOFR Average + 3.00%,
8.28% (D), 01/25/2042 - 04/25/2042 (B)	903,000	928,996
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	934,499	845,518
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	3,235,762	2,832,030
3.00%, 11/20/2046 - 08/20/2051	5,106,699	4,674,511
3.50%, 05/20/2049	1,599,716	1,517,921
4.00%, 01/15/2045 - 05/20/2048	1,236,724	1,212,462
4.50%, 08/15/2046 - 05/20/2048	644,254	645,339
5.00%, 08/20/2048	160,444	162,801
Government National Mortgage Association, TBA
2.50%, 10/20/2054 (G)	1,212,575	1,068,083
4.00%, 10/20/2054 (G)	1,437,751	1,389,676
4.50%, 10/20/2054 (G)	801,906	791,511
5.00%, 10/20/2054 (G)	729,984	731,228
Seasoned Loans Structured Transaction Trust
4.75% (D), 09/25/2060 (B)	152,715	150,812
Uniform Mortgage-Backed Security, TBA
3.00%, 10/01/2054 (G)	500,894	449,680
4.00%, 10/01/2054 (G)	3,819,506	3,665,188
Total U.S. Government Agency Obligations (Cost $95,176,810)		94,642,366
U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury - 5.7%
U.S. Treasury Bonds
4.13%, 08/15/2044 (F)	22,370,000	22,170,767
4.63%, 05/15/2054	26,215,000	28,394,122
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes
3.50%, 09/30/2029	$ 1,904,000	$ 1,897,157
3.88%, 08/15/2034	1,970,500	1,982,200
Total U.S. Government Obligations (Cost $54,005,846)		54,444,246
MORTGAGE-BACKED SECURITIES - 5.5%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 6.30% (D), 09/15/2034 (B)	592,515	577,748
A&D Mortgage Trust
Series 2023-NQM2, Class A1, 6.13% (D), 05/25/2068 (B)	535,731	538,909
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (D), 10/25/2049 (B)	40,772	39,835
Series 2019-6, Class A1, 2.62% (D), 11/25/2059 (B)	40,499	39,631
Series 2020-3, Class A2, 2.41% (D), 04/25/2065 (B)	116,697	110,344
Series 2024-3, Class A1, 4.80% (D), 11/26/2068 (B)	165,846	165,302
Series 2024-5, Class A1, 4.95% (D), 07/25/2068 (B)	944,443	942,680
Series 2024-6, Class A1, 4.65% (D), 11/25/2067 (B)	1,009,733	999,511
Asset Based Lending LLC
Series 2024-RTL1, Class A1, 6.08% (D), 09/25/2029 (B)	296,000	296,325
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (D), 07/27/2050 (B)	328,000	241,646
Series 2024-FRR3, Class C, 0.66% (D), 01/27/2050 (B)	250,000	218,453
Series 2024-FRR3, Class D, 0.59% (D), 01/27/2050 (B)	240,199	204,098
Series 2024-FRR3, Class E, 0.50% (D), 01/27/2050 (B)	380,014	314,962
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 5.00% (D), 11/25/2051 (B)	626,499	582,473
Series 2022-2, Class A1, 3.00% (D), 12/25/2051 (B)	926,345	810,950
BBCMS Trust
Series 2015-SRCH, Class A2, 4.20%, 08/10/2035 (B)	715,000	681,665
BPR Trust
Series 2022-OANA, Class A, 1-Month Term SOFR + 1.90%, 6.99% (D), 04/15/2037 (B)	891,000	893,784
Series 2023-BRK2, Class A, 7.15% (D), 10/05/2038 (B)	831,000	872,871
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 1-Month Term SOFR + 1.04%, 6.14% (D), 10/15/2037 (B)	128,627	128,305
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2021-VINO, Class A, 1-Month Term SOFR + 0.77%, 5.86% (D), 05/15/2038 (B)	$ 134,097	$ 133,343
Series 2021-VOLT, Class B, 1-Month Term SOFR + 1.06%, 6.16% (D), 09/15/2036 (B)	733,000	726,128
Series 2021-VOLT, Class D, 1-Month Term SOFR + 1.76%, 6.86% (D), 09/15/2036 (B)	770,000	761,819
Series 2024-AIR2, Class A, 1-Month Term SOFR + 1.49%, 6.59% (D), 10/15/2041 (B)	980,000	980,000
Series 2024-AIRC, Class A, 1-Month Term SOFR + 1.69%, 6.79% (D), 08/15/2039 (B)	1,354,000	1,355,692
Series 2024-AIRC, Class C, 1-Month Term SOFR + 2.59%, 7.69% (D), 08/15/2039 (B)	427,000	428,067
BX Trust
Class A2, 1-Month Term SOFR + 0.75%, 5.85% (D), 04/15/2039 (B)	664,629	652,998
Series 2019-OC11, Class B, 3.61%, 12/09/2041 (B)	242,000	224,990
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (B)	481,000	447,507
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 0.91%, 6.01% (D), 02/15/2036 (B)	820,000	816,156
Series 2021-LBA, Class AV, 1-Month Term SOFR + 0.91%, 6.01% (D), 02/15/2036 (B)	737,035	730,816
Series 2024-VLT4, Class A, 1-Month Term SOFR + 1.49%, 6.59% (D), 07/15/2029 (B)	939,765	939,765
BXP Trust
Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	311,791
CENT Trust
Series 2023-CITY, Class A, 1-Month Term SOFR + 2.62%, 7.72% (D), 09/15/2038 (B)	849,000	850,592
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 6.48% (D), 02/25/2050 (B)	638,830	620,817
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.51% (D), 04/27/2065 (B)	32,903	31,661
COMM Mortgage Trust
Series 2024-WCL1, Class A, 1-Month Term SOFR + 1.84%, 6.92% (D), 06/15/2041 (B)	951,334	947,469
CONE Trust
Series 2024-DFW1, Class A, 1-Month Term SOFR + 1.64%, 6.74% (D), 08/15/2041 (B)	632,000	632,000
Series 2024-DFW1, Class B, 1-Month Term SOFR + 2.29%, 7.39% (D), 08/15/2041 (B)	465,108	465,108
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.48% (D), 05/10/2046 (B)	$ 263,256	$ 268,773
Extended Stay America Trust
Series 2021-ESH, Class A, 1-Month Term SOFR + 1.19%, 6.29% (D), 07/15/2038 (B)	382,254	381,776
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (D), 12/30/2051 (B)	1,248,720	1,091,606
FREMF Mortgage Trust, Interest Only STRIPS
Series 2017-K729, Class X2A, 0.10%, 11/25/2049 (B)	1,381,979	3
Series 2017-K729, Class X2B, 0.10%, 11/25/2049 (B)	1,055,535	57
FREMF Mortgage Trust, Principal Only STRIPS
Series 2017-K729, Class D, 11/25/2049 (B)	419,471	410,419
GCAT Trust
Series 2022-INV1, Class A1, 3.00% (D), 12/25/2051 (B)	1,250,032	1,097,409
Series 2023-INV1, Class A1, 6.00% (D), 08/25/2053 (B)	818,016	823,800
Series 2024-INV1, Class 2A2, 6.50% (D), 01/25/2054 (B)	710,389	720,676
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 6.79% (D), 05/15/2041 (B)	1,141,000	1,141,000
Homeward Opportunities Fund Trust
Series 2024-RRTL2, Class A1, 5.99% (D), 09/25/2039 (B)	424,000	426,635
Series 2024-RTL1, Class A1, 7.12% (D), 07/25/2029 (B)	920,000	933,063
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15%, 08/05/2034 (B)	321,959	309,606
Series 2015-HB7, Class A7, 3.91%, 08/05/2034 (B)	146,367	142,763
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1, 5.94% (D), 02/25/2068 (B)	383,595	384,999
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (B)	845,000	838,174
Series 2020-ACE, Class B, 3.64%, 01/10/2037 (B)	580,000	573,318
LBA Trust
Series 2024-BOLT, Class A, 1-Month Term SOFR + 1.59%, 6.69% (D), 06/15/2026 (B)	752,511	752,511
LEX Mortgage Trust
Series 2024-BBG, Class A, 4.87% (D), 10/13/2033 (B)(G)	215,000	214,595
LHOME Mortgage Trust
Series 2022-RTL3, Class A1, 8.15% (D), 11/25/2027 (B)	1,331,000	1,342,849
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LHOME Mortgage Trust (continued)
Series 2024-RTL2, Class A1, 7.13% (D), 03/25/2029 (B)	$ 249,645	$ 254,526
Series 2024-RTL3, Class A1, 6.90% (D), 05/25/2029 (B)	311,653	317,726
Series 2024-RTL4, Class A1, 5.92% (D), 07/25/2039 (B)	920,061	931,671
Life Mortgage Trust
Series 2021-BMR, Class A, 1-Month Term SOFR + 0.81%, 5.91% (D), 03/15/2038 (B)	1,031,868	1,015,212
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 6.31% (D), 03/15/2038 (B)	597,230	586,107
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 6.39% (D), 05/15/2039 (B)	886,000	861,635
Series 2022-BMR2, Class B, 1-Month Term SOFR + 1.79%, 6.89% (D), 05/15/2039 (B)	257,000	244,873
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (D), 08/25/2051 (B)	468,197	437,221
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (D), 10/25/2051 (B)	575,439	537,471
Series 2022-INV1, Class A2, 3.00% (D), 03/25/2052 (B)	309,593	271,027
Series 2024-SD1, Class A1, 4.00% (D), 04/25/2054 (B)	353,854	343,046
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 1-Month Term SOFR + 0.92%, 6.01% (D), 04/15/2038 (B)	1,128,360	1,123,424
Series 2021-MHC, Class C, 1-Month Term SOFR + 1.47%, 6.56% (D), 04/15/2038 (B)	636,935	632,954
MIC Trust
Series 2023-MIC, Class A, 8.73% (D), 12/05/2038 (B)	584,328	643,636
NCMF Trust
Series 2022-MFP, Class A, 1-Month Term SOFR + 1.74%, 6.84% (D), 03/15/2039 (B)	400,000	396,843
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (D), 02/25/2058 (B)	86,155	85,310
Series 2024-NQM2, Class A1, 5.12% (D), 09/25/2064 (B)	615,000	616,309
Series 2024-RTL2, Class A1, 5.44% (D), 09/25/2039 (B)	343,000	342,321
NRTH Mortgage Trust
Series 2024-PARK, Class A, 1-Month Term SOFR + 1.64%, 6.74% (D), 03/15/2039 (B)	1,390,000	1,390,625
OBX Trust
Series 2022-INV1, Class A1, 3.00% (D), 12/25/2051 (B)	197,629	173,010
Series 2022-INV1, Class A18, 3.00% (D), 12/25/2051 (B)	523,602	452,460
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Oceanview Mortgage Trust
Series 2022-1, Class A1, 3.00% (D), 12/25/2051 (B)	$ 327,994	$ 287,136
OPEN Trust
Series 2023-AIR, Class C, 1-Month Term SOFR + 5.24%, 10.33% (D), 10/15/2028 (B)	183,421	184,796
PRPM LLC
Series 2020-4, Class A1, 5.61% (D), 10/25/2025 (B)	383,665	383,666
Series 2024-RCF2, Class A1, 3.75% (D), 03/25/2054 (B)	227,200	221,561
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 5.00% (D), 07/25/2051 (B)	413,587	383,295
Series 2023-CES1, Class A1A, 6.52% (D), 06/25/2043 (B)	271,712	273,728
Series 2024-CES5, Class A1A, 5.85% (D), 08/25/2044 (B)	869,816	880,343
Series 2024-CES7, Class A1A, 5.16% (D), 10/25/2044 (B)	1,033,000	1,031,487
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (D), 03/25/2054 (B)	340,458	345,317
Series 2024-FIG5, Class A, 6.26% (D), 04/25/2054 (B)	416,616	425,634
Series 2024-RTL6, Class A1, 7.44% (D), 07/25/2030 (B)	775,000	786,507
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (D), 05/25/2043 (B)	95,993	84,174
Series 2020-2, Class A19, 3.50% (D), 03/25/2050 (B)	45,473	41,293
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 6.10% (D), 01/15/2039 (B)	451,000	447,063
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.94% (D), 11/15/2038 (B)	95,686	95,208
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.80% (D), 12/10/2033 (B)	924,755	977,410
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 5.00% (D), 08/25/2051 (B)	562,179	523,687
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 6.11% (D), 07/15/2039 (B)	425,000	393,125
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1-Month Term SOFR + 1.26%, 6.36% (D), 02/15/2040 (B)	183,247	181,872
Total Mortgage-Backed Securities (Cost $52,708,405)		52,174,952
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES - 5.3%
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	$ 146,373	$ 135,077
Ares LX CLO Ltd.
Series 2021-60A, Class A, 3-Month Term SOFR + 1.38%, 6.66% (D), 07/18/2034 (B)	250,000	250,143
Ares XXXIX CLO Ltd.
Series 2016-39A, Class AR3, 3-Month Term SOFR + 1.42%, 6.75% (D), 07/18/2037 (B)	767,128	768,388
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A, 3.93%, 05/15/2028 (B)	80,359	79,821
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, 3-Month Term SOFR + 1.38%, 6.68% (D), 07/20/2037 (B)	1,233,102	1,235,121
Series 2020-14A, Class A1BR, 3-Month Term SOFR + 1.58%, 6.88% (D), 07/20/2037 (B)	250,000	250,599
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 6.70% (D), 07/15/2037 (B)	743,000	744,121
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, 3-Month Term SOFR + 1.40%, 6.54% (D), 10/21/2037 (B)	868,000	868,452
Series 2018-4A, Class A2R, 3-Month Term SOFR + 1.56%, 6.43% (D), 10/17/2037 (B)	1,284,000	1,284,695
CBAM Ltd.
Series 2019-11RA, Class A1, 3-Month Term SOFR + 1.44%, 6.72% (D), 01/20/2035 (B)	1,210,000	1,210,427
Series 2019-11RA, Class B, 3-Month Term SOFR + 2.01%, 7.29% (D), 01/20/2035 (B)	308,466	308,733
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class AR, 3-Month Term SOFR + 1.42%, 6.70% (D), 07/20/2037 (B)	970,000	970,142
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (B)	440,947	426,666
Series 2020-1, Class B1, 2.28%, 07/15/2060 (B)	89,945	86,112
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (B)	778,462	731,324
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (B)	294,044	270,651
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (B)	725,133	728,848
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (B)	2,064,677	2,078,070
CIFC Funding Ltd.
3-Month Term SOFR + 1.38%, 6.68% (D), 07/17/2037 (B)	1,352,000	1,355,930
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd. (continued)
Series 2014-2RA, Class AR, 3-Month Term SOFR + 1.36%, 6.50% (D), 10/24/2037 (B)	$ 1,063,000	$ 1,065,657
Series 2021-7A, Class A1, 3-Month Term SOFR + 1.39%, 6.67% (D), 01/23/2035 (B)	375,000	375,443
Series 2021-7A, Class B, 3-Month Term SOFR + 1.86%, 7.14% (D), 01/23/2035 (B)	250,874	251,279
CIM Trust
Series 2021-NR1, Class A1, 5.57% (D), 07/25/2055 (B)	176,360	175,885
Series 2021-NR4, Class A1, 2.82% (D), 10/25/2061 (B)	138,659	138,015
CP EF Asset Securitization I LLC
Series 2022-1A, Class A, 5.96%, 04/15/2030 (B)	77,351	77,401
CP EF Asset Securitization II LLC
Series 2023-1A, Class A, 7.48%, 03/15/2032 (B)	310,412	315,523
CRB Securitization Trust
Series 2023-1, Class A, 6.96%, 10/20/2033 (B)	103,023	104,216
Croton Park CLO Ltd.
1.00% (D), 10/15/2036	594,000	594,000
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B, 5.45%, 04/20/2048 (B)	$ 166,095	164,145
Series 2023-2A, Class A2, 5.56%, 11/20/2048 (B)	347,038	351,176
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (B)	372,724	361,627
Series 2024-2A, Class A2, 4.50%, 05/20/2049 (B)	135,000	131,270
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (B)	1,339,000	1,255,584
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	763,791
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (B)	747,578	741,543
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, 3-Month Term SOFR + 1.41%, 6.69% (D), 04/20/2034 (B)	339,000	339,307
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR, 3-Month Term SOFR + 1.38%, 6.72% (D), 07/18/2037 (B)	1,485,000	1,492,054
Exeter Automobile Receivables Trust
Series 2021-1A, Class D, 1.08%, 11/16/2026	262,811	258,822
FIGRE Trust
Series 2024-HE1, Class A, 6.17% (D), 03/25/2054 (B)	425,267	432,897
Series 2024-HE2, Class A, 6.38% (D), 05/25/2054 (B)	367,877	376,590
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
FIGRE Trust (continued)
Series 2024-HE3, Class A, 5.94% (D), 07/25/2054 (B)	$ 253,529	$ 258,888
Series 2024-HE4, Class A, 5.06% (D), 09/25/2054 (B)	419,000	420,517
Gracie Point International Funding LLC
Series 2024-1A, Class A, 3-Month SOFR Average + 1.70%, 7.07% (D), 03/01/2028 (B)	287,000	287,961
HPS Loan Management Ltd.
Series 2021-16A, Class B, 3-Month Term SOFR + 1.96%, 7.24% (D), 01/23/2035 (B)	250,000	250,253
JPMorgan Chase Bank NA - CACLN
Series 2021-2, Class B, 0.89%, 12/26/2028 (B)	16,474	16,401
LAD Auto Receivables Trust
Series 2022-1A, Class A, 5.21%, 06/15/2027 (B)	240,651	240,997
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 05/17/2027 (B)	251,052	249,022
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (B)	203,300	207,046
Libra Solutions LLC
Series 2024-1A, Class A, 5.88%, 09/30/2038 (B)	439,000	438,957
Logan CLO II Ltd.
Series 2021-2A, Class A, 3-Month Term SOFR + 1.41%, 6.69% (D), 01/20/2035 (B)	582,571	582,759
M&T Equipment Notes
Series 2023-1A, Class A2, 6.09%, 07/15/2030 (B)	182,320	182,933
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (B)	207,000	210,029
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R, 3-Month Term SOFR + 1.36%, 6.64% (D), 07/18/2037 (B)	1,117,389	1,118,439
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR, 3-Month Term SOFR + 1.60%, 6.71% (D), 10/16/2037 (B)	435,000	435,186
Marlette Funding Trust
Series 2023-2A, Class B, 6.54%, 06/15/2033 (B)	224,000	225,794
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 09/20/2027 (B)	718,000	721,470
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (B)	353,000	317,583
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (B)	114,903	112,754
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	212,997	205,371
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	$ 653,078	$ 626,040
OCP CLO Ltd.
Series 2020-18A, Class A2R2, 3-Month Term SOFR + 1.57%, 6.80% (D), 07/20/2037 (B)	337,764	337,503
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR, 3-Month Term SOFR + 1.41%, 6.69% (D), 10/20/2034 (B)	351,000	351,718
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R, 3-Month Term SOFR + 1.58%, 1.00% (D), 10/19/2037 (B)(G)	630,000	630,111
PRET LLC
Series 2023-RN1, Class A1, 8.23% (D), 09/25/2053 (B)	440,993	451,909
PRPM LLC
Series 2021-10, Class A1, 2.49% (D), 10/25/2026 (B)	527,844	525,789
Series 2021-9, Class A1, 2.36% (D), 10/25/2026 (B)	450,858	450,885
Series 2022-2, Class A1, 5.00% (D), 03/25/2027 (B)	871,028	864,914
Rad CLO 21 Ltd.
Series 2023-21A, Class A, 3-Month Term SOFR + 1.59%, 6.87% (D), 01/25/2033 (B)	521,477	523,828
RCKT Mortgage Trust
Series 2023-CES3, Class A1A, 7.11% (D), 11/25/2043 (B)	413,503	423,267
Series 2024-CES1, Class A1A, 6.03% (D), 02/25/2044 (B)	518,716	524,369
Series 2024-CES2, Class A1A, 6.14% (D), 04/25/2044 (B)	1,414,102	1,430,903
Series 2024-CES3, Class A1A, 6.59% (D), 05/25/2044 (B)	501,279	509,959
Series 2024-CES6, Class A1A, 5.34% (D), 09/25/2044 (B)	652,366	655,711
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 1.40%, 6.70% (D), 07/17/2037 (B)	1,358,910	1,364,153
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1, 3-Month Term SOFR + 1.41%, 6.69% (D), 01/20/2035 (B)	952,000	953,428
Series 2021-4A, Class B, 3-Month Term SOFR + 1.96%, 7.24% (D), 01/20/2035 (B)	264,465	264,897
RR 21 Ltd.
Series 2022-21A, Class A1AR, 3-Month Term SOFR + 1.40%, 6.70% (D), 07/15/2039 (B)	767,128	769,802
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (D), 08/25/2053 (B)	1,029,952	1,065,563
Series 2023-FIG4, Class A, 6.72% (D), 11/25/2053 (B)	555,927	571,690
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B, 1.83%, 12/15/2031 (B)	$ 13,757	$ 13,708
Series 2022-A, Class B, 5.28%, 05/15/2032 (B)	163,722	163,621
Series 2022-B, Class A2, 5.59%, 08/16/2032 (B)	95,250	96,214
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR, 3-Month Term SOFR + 1.38%, 6.66% (D), 07/21/2037 (B)	957,000	958,435
Taco Bell Funding LLC
Series 2021-1A, Class A23, 2.54%, 08/25/2051	451,840	386,472 (B)
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (B)	205,343	184,356
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.37%, 6.22% (D), 10/21/2037 (B)	934,000	934,163
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR, 3-Month Term SOFR + 1.42%, 6.70% (D), 07/20/2034 (B)	314,000	314,333
Upstart Securitization Trust
Series 2022-1, Class A, 3.12%, 03/20/2032 (B)	28,894	28,837
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (B)	925,000	894,668
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (B)	1,953,558	1,853,251
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	546,497
Voya CLO Ltd.
Series 2024-4A, Class A2, 3-Month Term SOFR + 1.55%, 6.73% (D), 07/20/2037 (B)	386,336	386,312
Wendy's Funding LLC
Series 2021-1A, Class A2I, 2.37%, 06/15/2051 (B)	134,432	120,946
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (B)	$ 357,006	311,365
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 08/20/2036 (B)	98,801	96,089
Total Asset-Backed Securities (Cost $50,380,891)		50,617,611
LOAN ASSIGNMENTS - 0.6%
Building Products - 0.1%
Emrld Borrower LP Term Loan B, 3-Month Term SOFR + 2.50%, 7.56% (D), 08/04/2031	1,201,580	1,198,951
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities - 0.2%
Alpha Generation LLC(H) Term Loan B, TBD, 09/19/2031	$ 559,000	$ 559,000
Lightning Power LLC Term Loan B, 3-Month Term SOFR + 3.25%, 8.35% (D), 08/18/2031	1,065,000	1,066,775
		1,625,775
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Add-on Term Loan B, 1-Month Term SOFR + 2.25%, 7.10% (D), 10/23/2028	925,000	923,844
IT Services - 0.1%
Amentum Government Services Holdings LLC(H) Term Loan B, TBD, 07/30/2031	699,000	696,379
Transportation Infrastructure - 0.1%
Genesee & Wyoming, Inc. Term Loan B, 3-Month Term SOFR + 2.00%, 6.60% (D), 04/10/2031	1,522,620	1,519,051
Total Loan Assignments (Cost $5,959,103)		5,964,000

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (I)	24,106,125	24,106,125
Total Other Investment Company (Cost $24,106,125)		24,106,125

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 2.10% (I), dated 09/30/2024, to be repurchased at $22,172,390 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $22,614,693.	$ 22,171,096	22,171,096
Total Repurchase Agreement (Cost $22,171,096)		22,171,096
Total Investments (Cost $752,658,019)		988,220,022
Net Other Assets (Liabilities) - (3.9)%		(36,874,434)
Net Assets - 100.0%		$ 951,345,588
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$573,281,250	$—	$—	$573,281,250
Corporate Debt Securities	—	110,818,376	—	110,818,376
U.S. Government Agency Obligations	—	94,642,366	—	94,642,366
U.S. Government Obligations	—	54,444,246	—	54,444,246
Mortgage-Backed Securities	—	52,174,952	—	52,174,952
Asset-Backed Securities	—	50,617,611	—	50,617,611
Loan Assignments	—	5,964,000	—	5,964,000
Other Investment Company	24,106,125	—	—	24,106,125
Repurchase Agreement	—	22,171,096	—	22,171,096
Total Investments	$597,387,375	$390,832,647	$—	$988,220,022
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $151,051,093, representing 15.9% of the Portfolio's net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
All or a portion of the security is on loan. The total value of the securities on loan is $25,261,684, collateralized by cash collateral of $24,106,125 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,664,728. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2024.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	All or a portion of the security represents an unsettled loan commitment at September 30, 2024 where the rate will be determined at time of settlement.
(I)	Rate disclosed reflects the yield at September 30, 2024.
(J)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust